Consolidated Statements of Changes in Total Equity		Total USD ($)		Total KRW		Common stock USD ($)	Common stock KRW	Additional paid-in capital USD ($)	Additional paid-in capital KRW	Retained earnings (accumulated deficit) USD ($)	Retained earnings (accumulated deficit) KRW	Accumulated other comprehensive income, net of tax USD ($)	Accumulated other comprehensive income, net of tax KRW	Treasury stock USD ($)	Treasury stock KRW	Noncontrolling Interest USD ($)	Noncontrolling Interest KRW
Beginning Balance, shares at Dec. 31, 2007							805,988,800
Beginning Balance at Dec. 31, 2007				12,469,836,000,000			4,030,077,000,000		5,000,970,000,000		2,413,271,000,000		670,010,000,000		(501,000,000)		356,009,000,000
Cumulative adjustment for accounting change											4,972,000,000		(4,972,000,000)
Disposal of treasury stock, shares							23,980
Disposal of treasury stock				483,000,000											483,000,000
Net change in valuation of available-for-sale securities				(139,083,000,000)									(140,199,000,000)				1,116,000,000
Net change in foreign currency transaction adjustments				206,000,000									(461,000,000)				667,000,000
Capital transactions of affiliates				23,437,000,000					(2,376,000,000)								25,813,000,000
Net income				127,887,000,000							150,305,000,000						(22,418,000,000)
Dividends	[1]			(221,857,000,000)							(201,500,000,000)						(20,357,000,000)
Ending Balance, shares at Dec. 31, 2008							806,012,780
Ending Balance at Dec. 31, 2008 (Scenario, Previously Reported)											2,362,076,000,000		529,350,000,000
Ending Balance at Dec. 31, 2008				12,260,909,000,000			4,030,077,000,000		4,998,594,000,000		2,367,048,000,000		524,378,000,000		(18,000,000)		340,830,000,000
Cumulative adjustment for accounting change		(83,284,000)		(94,160,000,000)						(83,206,000)	(94,072,000,000)					(78,000)	(88,000,000)
Net change in valuation of available-for-sale securities				(121,544,000,000)									(125,713,000,000)				4,169,000,000
Net change in foreign currency transaction adjustments				(34,081,000,000)									(32,588,000,000)				(1,493,000,000)
Capital transactions of affiliates				9,245,000,000					(30,327,000,000)								39,572,000,000
Net income				1,111,955,000,000							1,134,567,000,000						(22,612,000,000)
Dividends	[1]			(4,844,000,000)													(4,844,000,000)
Ending Balance, shares at Dec. 31, 2009 (Scenario, Previously Reported)						806,012,780
Ending Balance at Dec. 31, 2009 (Scenario, Previously Reported)		11,694,356,000		13,221,640,000,000		3,564,547,000	4,030,077,000,000	4,394,363,000	4,968,267,000,000	3,097,129,000	3,501,615,000,000	323,790,000	366,077,000,000	(16,000)	(18,000,000)	314,543,000	355,622,000,000
Ending Balance at Dec. 31, 2009		11,611,072,000		13,221,640,000,000		3,564,547,000	4,030,077,000,000	4,394,363,000	4,968,267,000,000	3,013,923,000	3,407,543,000,000	323,790,000	366,077,000,000	(16,000)	(18,000,000)	314,465,000	355,534,000,000
Beginning Balance, shares at Dec. 31, 2009						806,012,780
Acquisition of treasury stock						1	1
Net change in valuation of available-for-sale securities		(7,733,000)		(8,743,000,000)								2,823,000	3,192,000,000			(10,556,000)	(11,935,000,000)
Net change in foreign currency transaction adjustments		(5,673,000)		(6,414,000,000)								(5,152,000)	(5,825,000,000)			(521,000)	(589,000,000)
Capital transactions of affiliates		261,000		297,000,000				(1,954,000)	(2,209,000,000)	(86,000)	(96,000,000)					2,301,000	2,602,000,000
Net income		1,086,857,000		1,228,797,000,000						1,133,672,000	1,281,726,000,000					(46,815,000)	(52,929,000,000)
Dividends		(77,711,000)	[1]	(87,859,000,000)	[1]					(71,291,000)	(80,601,000,000)					(6,420,000)	(7,258,000,000)
Ending Balance, shares at Dec. 31, 2010						806,012,779
Ending Balance at Dec. 31, 2010		$ 12,607,073,000		14,253,558,000,000		$ 3,564,547,000	4,030,077,000,000	$ 4,392,409,000	4,966,058,000,000	$ 4,076,218,000	4,608,572,000,000	$ 321,461,000	363,444,000,000	$ (16,000)	(18,000,000)	$ 252,454,000	285,425,000,000

[1]	Dividends paid based on retained earnings in accordance with accounting principles generally accepted in the Republic of Korea ("Korean GAAP")